Annual Total Returns- PIMCO Total Return Portfolio (Administrative Class) [BarChart] - Administrative Class - PIMCO Total Return Portfolio - Administrative	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.61%	9.59%	(1.96%)	4.28%	0.45%	2.68%	4.91%	(0.53%)	8.36%	8.65%